Related Party Transactions - Due to Related Party (Details) - Related party - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Due to related parties	$ 178,053	$ 195,253
Employment Agreement
Related Party Transactions
Due to related parties	$ 180,253	$ 187,753